Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Millburn Multi-Markets Fund L.P. [Member]
Schedule Of Selling Commissions And Platform Fees

					Total Selling Commissions
	Selling Commissions		Platform Fees		and Platform Fees
	2012	2011	2012	2011	2012	2011

Series A Units	$3,332,891	$2,490,848	$-	$-	$3,332,891	$2,490,848
Series B Units	-	-	56,360	39,515	56,360	39,515

Total	$3,332,891	$2,490,848	$56,360	$39,515	$3,389,251	$2,530,363

Millburn Multi-Markets Trading L.P. [Member]
Schedule Of Management Fees

	2012	2011

US Feeder	$4,581,555	$3,643,500
Cayman Feeder	1,239,434	2,592,615
SPC Cayman Feeder (1)	101,496	-
Other (2)	185,297	234,023
Total	$6,107,782	$6,470,138

(1) for the period from November 1, 2012 through December 31, 2012

(2) direct investors in the Partnership

Schedule Of Selling Commissions And Platform Fees

					Total Selling Commissions
	Selling Commissions		Platform Fees		and Platform Fees
	2012	2011	2012	2011	2012	2011

U.S. Feeder	$3,332,891	$2,490,848	$56,360	$39,515	$3,389,251	$2,530,363
Cayman Feeder (1)	34,088	-	-	-	34,088	-

Total	$3,366,979	$2,490,848	$56,360	$39,515	$3,423,339	$2,530,363

(1) For the period from March 1, 2012 through December 31, 2012

Schedule Of Operating Expenses And Administration Fees

For the year ended December 31, 2012, operating expenses and the administration fee were as follows:

Fund	Operating	Administration	Total
	Expenses	Fee	(1)

Partnership	$670,907	$166,778	$837,685
U.S. Feeder	514,466	-	514,466
Cayman Feeder	56,006	-	56,006
Cayman SPC Feeder	22,181	-	22,181
Total	$1,263,560	$166,778	$1,430,338

Borne by General Partner or Investment Adviser *	$(66,814)	$-	$(66,814)

For the year ended December 31, 2011, operating expenses and administration fee were as follows:

Fund	Operating	Administration	Total
	Expenses	Fee	(1)

Partnership	$493,309	$183,254	$676,563
U.S. Feeder	697,043	-	697,043
Cayman Feeder	113,431	-	113,431
Total	$1,303,783	$183,254	$1,487,037

Borne by General Partner or Investment Adviser *	$(75,183)	$-	$(75,183)

* by General Partner (in the case of the Partnership and U.S. Feeder) or Investment Adviser (Cayman Feeder and Cayman SPC Feeder)

Schedule Of Financial Assets And Liabilities At Fair Value

Financial assets at fair value as of December 31, 2012

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$310,489,986	$-	$310,489,986

Exchange-traded futures contracts
Energies	(296,772)	-	(296,772)
Grains	(276,114)	-	(276,114)
Interest rates	1,306,878	-	1,306,878
Livestock	(156,800)	-	(156,800)
Metals	(522,700)	-	(522,700)
Softs	203,904	-	203,904
Stock indices	1,742,341	-	1,742,341

Total exchange-traded futures contracts	2,000,737	-	2,000,737

Over-the-counter forward currency contracts	-	1,256,551	1,256,551

Total futures and forward currency contracts (2)	2,000,737	1,256,551	3,257,288

Total financial assets at fair value	$312,490,723	$1,256,551	$313,747,274

Per line item in Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in brokers' trading accounts as collateral			$57,802,756
Investments in U.S. Treasury notes held in custody			252,687,230
Total investments in U.S. Treasury notes			$310,489,986

(2)
Net unrealized appreciation on open futures and forward currency contracts			$4,087,228
Net unrealized depreciation on open futures and forward currency contracts			(829,940)
Net unrealized appreciation on open futures and forward currency contracts			$3,257,288

Financial assets at fair value as of December 31, 2011

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$385,627,305	$-	$385,627,305

Exchange-traded futures contracts
Energies	632,758	-	632,758
Grains	(2,205,766)	-	(2,205,766)
Interest rates	4,040,820	-	4,040,820
Livestock	56,550	-	56,550
Metals	254,987	-	254,987
Softs	2,527,808	-	2,527,808
Stock indices	(461,624)	-	(461,624)

Total exchange-traded futures contracts	4,845,533	-	4,845,533

Over-the-counter forward currency contracts	-	3,532,263	3,532,263

Total futures and forward currency contracts (2)	4,845,533	3,532,263	8,377,796

Total financial assets at fair value	$390,472,838	$3,532,263	$394,005,101

Per line item in Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in brokers' trading accounts as collateral			$41,274,794
Investments in U.S. Treasury notes held in custody			344,352,511
Total investments in U.S. Treasury notes			$385,627,305

(2)
Net unrealized appreciation on open futures and forward currency contracts			$8,775,049
Net unrealized depreciation on open futures and forward currency contracts			(397,253)
Net unrealized appreciation on open futures and forward currency contracts			$8,377,796